GOODWILL	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
GOODWILL	GOODWILL
    At December 31, 2021 and 2020 goodwill amounted to €785,182 thousand.
    In accordance with IAS 36, goodwill is not amortized and is tested for impairment annually, or more frequently if facts or circumstances indicate that the asset may be impaired. Impairment testing is performed by comparing the carrying amount and the recoverable amount of the CGU. The recoverable amount of the CGU is the higher of its fair value less costs of disposal and its value in use.
    The assumptions used in this process represent management’s best estimate for the period under consideration. The estimate of the value in use of the CGU for purposes of performing the annual impairment test was based on the following assumptions:
•The expected future cash flows covering the period from 2022 through 2025 have been derived from the Ferrari business plan. In particular the estimate considers expected EBITDA adjusted to reflect the expected capital expenditure. These cash flows relate to the CGU in its condition when preparing the financial statements and exclude the estimated cash flows that might arise from restructuring plans or other structural changes. Volumes and sales mix used for estimating the future cash flows are based on assumptions that are considered reasonable and sustainable and represent the best estimate of expected conditions regarding market trends for the CGU over the period considered.
•The expected future cash flows include a normalized terminal period used to estimate the future results beyond the time period explicitly considered, which were calculated by using the specific medium/long-term growth rate for the sector equal to 2.0 percent in 2021 (2.0 percent in 2020 and 2019).
•The expected future cash flows have been estimated in Euro, and discounted using a post-tax discount rate appropriate for that currency, determined by using a base WACC of 6.84 percent in 2021 (6.83 percent in 2020 and 6.80 percent in 2019). The WACC used reflects the current market assessment of the time value of money for the period being considered and the risks specific to the CGU under consideration.
The recoverable amount of the CGU was significantly higher than its carrying amount. Furthermore, the exclusivity of the business, its historical profitability and its future earnings prospects indicate that the carrying amount of the goodwill will continue to be recoverable, even in the event of difficult economic and market conditions.